Related Party Balances and Transactions (Details)				9 Months Ended	12 Months Ended
	Jan. 13, 2022 USD ($)	Nov. 17, 2021 USD ($)	Aug. 13, 2019 USD ($)	Sep. 30, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2022 USD ($)
Related Party Balances and Transactions [Line Items]
Line of credit debt financing			$ 15,000,000
Line of credit maturity date	Jan. 12, 2023		Aug. 12, 2022
Line of credit period	3 years
Interest rate	10.00%				8.00%	8.00%
Undrawn line of credit amount			$ 12,000,000		$ 12,000,000
Loan for the borrowers		$ 4,700,000
Loans interest-bearing rate		10.00%
Line of credit amount	$ 1,000,000
Outstanding amount					500,000
Allowance for credit loss recognized				$ 500,000	1,184
Allowance for credit loss					522,191		$ 521,007
Services fees							3,205	$ 25,000
Compensation amount									$ 23,275
Indebtedness rate	10		8
Aeneas Management Limited [Member]
Related Party Balances and Transactions [Line Items]
Line of credit period			3 years
CGY Investments Limited [Member]
Related Party Balances and Transactions [Line Items]
Services fees					13,333	$ 104,000
Services fees adjusted					21,949	171,200
ACC Medical Limited [Member]
Related Party Balances and Transactions [Line Items]
Services fees					13,018	101,542
Services fees adjusted					18,359	$ 143,200
Compensation amount							$ 28,615
Mr. Ian Huen [Member]
Related Party Balances and Transactions [Line Items]
Remuneration amount					27,333
Mr. Clark Cheng [Member]
Related Party Balances and Transactions [Line Items]
Remuneration amount					6,410
Mr. Darren Lui [Member]
Related Party Balances and Transactions [Line Items]
Remuneration amount					$ 6,667
Aeneas Group Limited [Member]
Related Party Balances and Transactions [Line Items]
Line of credit period			3 years
Libra Sciences Limited [Member]
Related Party Balances and Transactions [Line Items]
Outstanding amount				$ 500,000
CGY Investments Limited [Member]
Related Party Balances and Transactions [Line Items]
Voting interest					10.00%
Ian Huen [Member]
Related Party Balances and Transactions [Line Items]
Owned percentage					34.56%
Maximum [Member]
Related Party Balances and Transactions [Line Items]
Decreased ownership percentage				50.00%	50.00%	50.00%
Minimum [Member]
Related Party Balances and Transactions [Line Items]
Decreased ownership percentage				20.00%	20.00%	20.00%